OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of intangible assets [text block] [Abstract]
Disclosure of intangible assets [text block]

NOTE 25: OTHER INTANGIBLE ASSETS

	Brands £m	Core deposit intangible £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost:
At 1 January 2017	596	2,770	315	538	2,167	6,386
Acquisition of businesses	–	–	702	–	–	702
Additions	–	–	–	–	850	850
Disposals	–	–	–	–	(77)	(77)
At 31 December 2017	596	2,770	1,017	538	2,940	7,861
Additions	–	–	–	–	1,046	1,046
Disposals	–	–	(15)	–	(55)	(70)
At 31 December 2018	596	2,770	1,002	538	3,931	8,837
Accumulated amortisation:
At 1 January 2017	171	2,757	311	499	967	4,705
Charge for the year	22	13	44	20	293	392
Disposals	–	–	–	–	(71)	(71)
At 31 December 2017	193	2,770	355	519	1,189	5,026
Charge for the year	23	–	71	19	400	513
Disposals	–	–	(15)	–	(34)	(49)
At 31 December 2018	216	2,770	411	538	1,555	5,490
Balance sheet amount at 31 December 2018	380	–	591	–	2,376	3,347
Balance sheet amount at 31 December 2017	403	–	662	19	1,751	2,835

Included within brands above are assets of £380 million (31 December 2017: £380 million) that have been determined to have indefinite useful lives and are not amortised. These brands use the Bank of Scotland name which has been in existence for over 300 years. These brands are well established financial services brands and there are no indications that they should not have an indefinite useful life.

The purchased credit card relationships represent the benefit of recurring income generated from portfolios of credit cards purchased. The balance sheet amount at 31 December 2018 is expected to be amortised over its remaining useful life of nine years.